Called up share capital	12 Months Ended
Mar. 31, 2025
Called up share capital
Called up share capital

17. Called up share capital
Called up share capital is the number of shares in issue at their par value. A number of shares were allotted during the year in relation to employee share schemes.
Accounting policies
Equity instruments issued by the Group are recorded at the amount of the proceeds received, net of direct issuance costs.

	2025		2024

	Number	€m	Number	€ m

Ordinary shares of 20 20 / 21 US cents each allotted, issued and fully paid: 1,2

1 April	28,818,683,808	4,797	28,818,256,058	4,797

Allotted during the year	455,190	–	427,750	–

Cancelled during the year	(2,430,853,096)	(478)	–	–

31 March	26,388,285,902	4,319	28,818,683,808	4,797
Notes:

1.	At 31 March 2025, there were 50,000 (2024: 50,000) 7% cumulative fixed rate shares of £1 each in issue.

2.
At 31 March 2025, the Group held 1,416,813,312 (2024: 1,738,561,954) treasury shares with a nominal value of
€
232 million (2024:
€
289 million). The market value of shares held was
€
1,234 million (2024:
€
1,434 million). During the year, 99,750,090 (2024: 87,129,475) treasury shares were reissued under Group share schemes and 2,208,854,544 (2024: nil) shares were repurchased following the disposal of Vodafone Spain.